Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 177,848	$ 126,224
Short-term deposits	411,450	231,000
Marketable securities	78,862	30,813
Trade accounts receivable, net	90,829	99,471
Inventories	112,202	111,204
Other current assets	25,804	21,347
Total current assets	896,995	620,059
Long-term deposits	0	26,000
Marketable securities	182,941	87,115
Long-term inventory	15,569	11,879
Deferred tax asset, net	12,933	3,090
Other assets, net	1,881	2,001
Property, plant and equipment, net	65,107	54,196
Intangible assets, net	10,062	13,357
Goodwill	74,345	74,345
Total non-current assets	362,838	271,983
Total assets	1,259,833	892,042
Current liabilities
Trade accounts payable	33,676	46,630
Other current liabilities	73,749	77,280
Total current liabilities	107,425	123,910
Long-term liabilities
Deferred tax liabilities, net	1,261	5,606
Other long-term liabilities	14,311	15,366
Convertible notes	519,833	197,925
Total noncurrent liabilities	535,405	218,897
Total liabilities	642,830	342,807
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2025 and 2024; 47,920,509 and 47,541,682 issued shares at December 31, 2025 and 2024, respectively; 45,828,133 and 45,449,306 shares outstanding at December 31, 2025 and 2024, respectively	178	177
Additional paid-in capital	231,892	214,931
Accumulated other comprehensive income	287	203
Retained earnings	386,544	335,822
Total shareholders' equity before treasury stock	618,901	551,133
Treasury stock, at cost (2,092,376 shares as of December 31, 2025 and 2024)	(1,898)	(1,898)
Total shareholders' equity	617,003	549,235
Total liabilities and shareholders' equity	$ 1,259,833	$ 892,042